Intangible fixed assets - Additional Information (Details) - GBP (£)	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jan. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	£ 9,852,039	£ 6,792,770		£ 3,275,544	£ 348,505	£ 348,505	£ 348,505
Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	9,852,039	6,792,770	£ 3,928,795
Cost | Capitalized development costs
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	£ 9,852,039	£ 6,792,770	£ 3,928,795	3,275,544		£ 348,505	348,505
Cost | Capitalized development costs | In accordance with IAS 38, and under IFRS
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets				£ 2,927,039			£ 348,505